Risk Management - Disclosure of contractual maturity of financial liabilities - undiscounted (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Deposits at amortised cost from banks and customers, undiscounted	£ 320,913	£ 303,565
Cash collateral and settlement balances, undiscounted	104,801	93,230
Repurchase agreements and other similar secured borrowing, undiscounted	29,923	28,869
Debt securities in issue, undiscounted	39,806	48,986
Subordinated liabilities, undiscounted	54,892	45,805
Trading portfolio liabilities, undiscounted	56,182	57,761
Financial liabilities designated at fair value, undiscounted	299,022	315,445
Derivative financial instruments, undiscounted	279,604	250,226
Liabilities included in disposal groups classified as held for sale, undiscounted	3,726	3,164
Other financial liabilities, undiscounted	8,291	6,329
Total financial liabilities, undiscounted cash flows	1,197,160	1,153,380
Not more than one month
Disclosure of financial liabilities [line items]
Deposits at amortised cost from banks and customers, undiscounted	240,695	224,753
Cash collateral and settlement balances, undiscounted	75,021	64,132
Repurchase agreements and other similar secured borrowing, undiscounted	18,542	13,463
Debt securities in issue, undiscounted	2,920	2,571
Subordinated liabilities, undiscounted	0	257
Trading portfolio liabilities, undiscounted	56,182	57,761
Financial liabilities designated at fair value, undiscounted	157,090	181,348
Derivative financial instruments, undiscounted	278,662	249,405
Liabilities included in disposal groups classified as held for sale, undiscounted	0	0
Other financial liabilities, undiscounted	4,335	6,014
Total financial liabilities, undiscounted cash flows	833,447	799,704
Over one month but not more than three months
Disclosure of financial liabilities [line items]
Deposits at amortised cost from banks and customers, undiscounted	33,769	31,931
Cash collateral and settlement balances, undiscounted	29,780	29,098
Repurchase agreements and other similar secured borrowing, undiscounted	1,832	12,516
Debt securities in issue, undiscounted	15,360	17,142
Subordinated liabilities, undiscounted	824	121
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	23,676	32,178
Derivative financial instruments, undiscounted	27	21
Liabilities included in disposal groups classified as held for sale, undiscounted	3,726	0
Other financial liabilities, undiscounted	10	7
Total financial liabilities, undiscounted cash flows	109,004	123,014
Over three months but not more than six months
Disclosure of financial liabilities [line items]
Deposits at amortised cost from banks and customers, undiscounted	27,410	20,850
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured borrowing, undiscounted	84	1,326
Debt securities in issue, undiscounted	5,930	9,849
Subordinated liabilities, undiscounted	75	272
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	16,971	14,174
Derivative financial instruments, undiscounted	18	0
Liabilities included in disposal groups classified as held for sale, undiscounted	0	0
Other financial liabilities, undiscounted	18	14
Total financial liabilities, undiscounted cash flows	50,506	46,485
Over six months but not more than one year
Disclosure of financial liabilities [line items]
Deposits at amortised cost from banks and customers, undiscounted	13,059	20,720
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured borrowing, undiscounted	4,065	719
Debt securities in issue, undiscounted	3,579	7,481
Subordinated liabilities, undiscounted	80	205
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	15,713	15,013
Derivative financial instruments, undiscounted	0	0
Liabilities included in disposal groups classified as held for sale, undiscounted	0	3,164
Other financial liabilities, undiscounted	35	28
Total financial liabilities, undiscounted cash flows	36,531	47,330
Over one year but not more than three years
Disclosure of financial liabilities [line items]
Deposits at amortised cost from banks and customers, undiscounted	3,687	2,738
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured borrowing, undiscounted	3,892	632
Debt securities in issue, undiscounted	745	2,571
Subordinated liabilities, undiscounted	11,955	11,911
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	30,014	24,882
Derivative financial instruments, undiscounted	197	31
Liabilities included in disposal groups classified as held for sale, undiscounted	0	0
Other financial liabilities, undiscounted	127	101
Total financial liabilities, undiscounted cash flows	50,617	42,866
Over three years but not more than five years
Disclosure of financial liabilities [line items]
Deposits at amortised cost from banks and customers, undiscounted	1,531	1,556
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured borrowing, undiscounted	1,508	0
Debt securities in issue, undiscounted	2,558	908
Subordinated liabilities, undiscounted	7,036	8,426
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	21,471	15,309
Derivative financial instruments, undiscounted	298	64
Liabilities included in disposal groups classified as held for sale, undiscounted	0	0
Other financial liabilities, undiscounted	86	73
Total financial liabilities, undiscounted cash flows	34,488	26,336
Over five years
Disclosure of financial liabilities [line items]
Deposits at amortised cost from banks and customers, undiscounted	762	1,017
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured borrowing, undiscounted	0	213
Debt securities in issue, undiscounted	8,714	8,464
Subordinated liabilities, undiscounted	34,922	24,613
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	34,087	32,541
Derivative financial instruments, undiscounted	402	705
Liabilities included in disposal groups classified as held for sale, undiscounted	0	0
Other financial liabilities, undiscounted	3,680	92
Total financial liabilities, undiscounted cash flows	£ 82,567	£ 67,645